SEGMENT INFORMATION (Schedule of Capital Expenditure by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 40,682	$ 2,798
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	37,929	251
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 2,753	$ 2,547